Financial Assets and Liabilities - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 3,115,503	R$ 4,202,835
Government security [member]
Disclosure of Marketable Securities [line items]
Marketable securities		2,719,630	4,144,797
Bank certificate of deposits - CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities	[1]	125,413	R$ 58,038
Repurchase agreements [Member]
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 270,460

[1]	Sovereign debt securities have stated interest connected to Special System for Settlement and Custody (Sistema Especial de Liquidação e de Custódia), or SELIC.